S-K 1603(c) Fiduciary Duties to Other Companies	Mar. 05, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual

Entity

Entity’s Business

Affiliation

Lorin Van Nuland(1)

Apeiron

Investing

Officer

Juliette Han

Cambrian Biopharma

Biotech

Officer

Rapalogix

Biotech

Director

Sebastian Wagner(1)(2)

Apeiron

Investing

Officer

DMWA Resources

Investing

Managing Director

Super Copper Corp.

Mining

Director

Anthony D. Eisenberg(3)

Tappan Street Ventures

Investments

Managing Member

Palo Santo VC

Venture Capital

Director

AbPro Corporation

BioTech

Director

Silver Pegasus Acquisition Corp.

Blank check

Director

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual

Entity

Entity’s Business

Affiliation

Lorin Van Nuland(1)

Apeiron

Investing

Officer

Juliette Han

Cambrian Biopharma

Biotech

Officer

Rapalogix

Biotech

Director

Sebastian Wagner(1)(2)

Apeiron

Investing

Officer

DMWA Resources

Investing

Managing Director

Super Copper Corp.

Mining

Director

Anthony D. Eisenberg(3)

Tappan Street Ventures

Investments

Managing Member

Palo Santo VC

Venture Capital

Director

AbPro Corporation

BioTech

Director

Silver Pegasus Acquisition Corp.

Blank check

Director